Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted for term, years	10
Date shares become exercisable	1
Shares transferred to employee term, years	3
Weighted average grant date fair value of stock options granted	$ 15.61	$ 18.01	$ 23.27
Total stock compensation cost	$ 8.3	$ 7.7	$ 7.4
Total compensation cost related to non-vested awards	5.6
Weighted average period over which cost is expected to be recognized	2 years
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	5,715,566
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	4.3	3.3	4.5
Aggregate intrinsic value	18.8
Weighted average grant date fair value of restricted stock unit granted	$ 64.59	$ 61.58	$ 68.33
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	27.1
Closing price per share	$ 91.80
Aggregate intrinsic value for stock options exercisable	$ 27.1